June 21, 2019

The Davenport Funds

Davenport Core Fund

Ticker Symbol: DAVPX

Davenport Value & Income Fund

Ticker Symbol: DVIPX

Davenport Equity Opportunities Fund

Ticker Symbol: DEOPX

Davenport Small Cap Focus Fund

Ticker Symbol: DSCPX

Davenport Balanced Income Fund

Ticker Symbol: DBALX

Supplement to Prospectus and

Statement of Additional Information

Dated August 1, 2018

Changes to the portfolio management team for the Davenport Core Fund, the Davenport Value & Income Fund and the Davenport Balanced Income Fund became effective on June 14, 2019 when Christopher G. Pearson was appointed co-portfolio manager and Investment Policy Committee Member, replacing William M. Noftsinger, Jr. who resigned from Davenport & Company LLC. All references to William M. Noftsinger, Jr. in the Prospectus and Statement of Additional Information should be disregarded.

Changes to the Statutory Prospectus

The disclosure in the section, “Management of the Fund - Portfolio Managers” in the Risk/Return Summary for the Davenport Core Fund, Davenport Value & Income Fund and Davenport Balanced Income Fund is replaced in its entirety as follows:

RISK/RETURN SUMMARY

Davenport Core Fund - Portfolio Managers (page 8)

The Core Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (1998)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010
David M. West, CFA	Senior Vice President and Director	Since 2012

Davenport Value & Income Fund - Portfolio Managers (page 14)

The Value & Income Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2010)
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2010)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2010)
Robert B. Giles	Executive Vice President and Director	Since inception (2010)
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2010)
David M. West, CFA	Senior Vice President and Director	Since 2012

Davenport Balanced Income Fund - Portfolio Managers (page 37)

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Charles A. Gomer, III and Christopher T. Kelley, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

The portfolio managers of the Fund are listed below. Each portfolio manager has managed the Fund since its inception in 2015, with the exception of Christopher G. Pearson, who began managing the Fund in 2019.

Name	Title with the Advisor
*John P. Ackerly, IV, CFA	Senior Vice President and Director
*Michael S. Beall, CFA	Executive Vice President and Director
*E. Trigg Brown, Jr.	Executive Vice President and Director
*Robert B. Giles	Executive Vice President and Director
*Christopher G. Pearson, CFA	Senior Vice President
*George L. Smith, III, CFA	Senior Vice President and Director
*David M. West, CFA	Senior Vice President and Director
Charles A. Gomer, III	Senior Vice President
Christopher T. Kelley	Vice President
*	Member of the IPC

The section, “Management of the Funds” beginning on page 49 of the Prospectus is revised to include Christopher G. Pearson as an IPC member.

The first paragraph under the sections entitled “Information Relevant to All Funds - Purchase and Sale of Fund Shares” on page 38 of the Prospectus and “How to Purchase Shares” on page 41 of the Prospectus is replaced in its entirety with the following:

Minimum Initial Investment. The minimum initial investment in each Fund is $5,000, or $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Funds may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Funds reserve the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Funds as part of an asset allocation program, certain retirement plans and accounts that hold the Funds in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

June 21, 2019

The Davenport Funds

Davenport Core Fund (DAVPX)

Supplement to the Summary Prospectus Dated August 1, 2018

Changes to the portfolio management team for the Davenport Core Fund became effective on June 14, 2019 when Christopher G. Pearson was appointed co-portfolio manager and Investment Policy Committee member, replacing William M. Noftsinger, Jr. who resigned from Davenport & Company LLC. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 3 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The Core Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since 1999
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (1998)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since 2002
Robert B. Giles	Executive Vice President and Director	Since 2007
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since 2010
David M. West, CFA	Senior Vice President and Director	Since 2012

*****************************************************************************

The first paragraph under the heading entitled “Purchase and Sale of Fund Shares” on page 3 of the Summary Prospectus is replaced in its entirety with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

June 21, 2019

The Davenport Funds

Davenport Value & Income Fund (DVIPX)

Supplement to the Summary Prospectus Dated August 1, 2018

Changes to the portfolio management team for the Davenport Value and Income Fund became effective on June 14, 2019 when Christopher G. Pearson was appointed co-portfolio manager and Investment Policy Committee member, replacing William M. Noftsinger, Jr. who resigned from Davenport & Company LLC. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 3 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The Value & Income Fund is managed by the members of the Advisor’s Investment Policy Committee (“IPC”), each of whom has an equal role in the decision-making process. The members of the IPC are:

Name	Title with the Advisor	Length of Service to the Fund
John P. Ackerly, IV, CFA	Senior Vice President and Director	Since inception (2010)
Michael S. Beall, CFA	Executive Vice President and Director	Since inception (2010)
E. Trigg Brown, Jr.	Executive Vice President and Director	Since inception (2010)
Robert B. Giles	Executive Vice President and Director	Since inception (2010)
Christopher G. Pearson, CFA	Senior Vice President	Since 2019
George L. Smith, III, CFA	Senior Vice President and Director	Since inception (2010)
David M. West, CFA	Senior Vice President and Director	Since 2012

**********************************************************************

The first paragraph under the heading entitled “Purchase and Sale of Fund Shares” on page 4 of the Summary Prospectus is replaced in its entirety with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference

June 21, 2019

The Davenport Funds

Davenport Balanced Income Fund (DBALX)

Supplement to the Summary Prospectus Dated August 1, 2018

Changes to the portfolio management team for the Davenport Balanced Income Fund became effective on June 14, 2019 when Christopher G. Pearson was appointed co-portfolio manager and Investment Policy Committee member, replacing William M. Noftsinger, Jr. who resigned from Davenport & Company LLC. Accordingly, the disclosure in the section Management of the Fund - Portfolio Managers on page 5 of the Summary Prospectus is replaced in its entirety as follows:

Portfolio Managers

The equity portion of the Balanced Income Fund is managed by members of the Advisor’s Investment Policy Committee (“IPC”) and the fixed income portion is managed by Charles A. Gomer, III and Christopher T. Kelley, subject to oversight by the IPC. The IPC is responsible for determining the Fund’s asset allocations among equity and fixed income investments.

The portfolio managers of the Fund are listed below. Each portfolio manager has managed the Fund since its inception in 2015, with the exception of Christopher G. Pearson, who began managing the Fund in 2019.

Name	Title with the Advisor
*John P. Ackerly, IV, CFA	Senior Vice President and Director
*Michael S. Beall, CFA	Executive Vice President and Director
*E. Trigg Brown, Jr.	Executive Vice President and Director
*Robert B. Giles	Executive Vice President and Director
*Christopher G. Pearson, CFA	Senior Vice President
*George L. Smith, III, CFA	Senior Vice President and Director
*David M. West, CFA	Senior Vice President and Director
Charles A. Gomer, III	Senior Vice President
Christopher T. Kelley	Vice President

*	Member of the IPC

*****************************************************************************

The first paragraph under the heading “Purchase and Sale of Fund Shares” on page 5 of the Summary Prospectus is replaced in its entirety with the following:

Minimum Initial Investment - $5,000, except that the minimum is $2,000 for tax-deferred retirement accounts, Uniform Gifts to Minors Accounts (“UGMA” or “UGMT”), or accounts held by employees of the Advisor and their immediate families. The Fund may, in the Advisor’s sole discretion, accept certain accounts with less than the stated minimum initial investment. The Fund reserves the right to waive the minimum initial investment requirements for certain financial intermediaries that use the Fund as part of an asset allocation program, certain retirement plans and accounts that hold the Fund in omnibus name. Financial intermediaries may impose their own minimum investment requirements.

Please retain this Supplement for future reference